CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Allowance for loans and advances, current	$ 180,675	¥ 1,257,824	¥ 764,323
Allowance for loans and advances, non current	259	1,801	6,027
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	359,035	2,499,535	3,623,649
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	35,870	249,726	475,613
Weidai (Hangzhou) Financial Information Service Ltd.
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	355,794	2,476,965	3,570,407
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	$ 35,870	¥ 249,726	¥ 475,613
Class A ordinary shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.000002
Common stock, share issued	35,390,055	35,390,055	35,375,777
Common stock, share outstanding	35,390,055	35,390,055	35,375,777
Class B ordinary shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.000002
Common stock, share issued	35,071,400	35,071,400
Common stock, share outstanding	35,071,400	35,071,400	35,071,400